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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                        4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11771

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Jonathan Savitz,
                               managing member of
                  The General Partner of the Reporting Manager
                                 (914) 251-8200




                               /s/ Jonathan Savitz
                              ---------------------
                               Purchase, New York
                                 August 14, 2008







                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       21

                    Form 13 F Information Table Value Total:

                              $260,835 (thousands)

                        List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11776
Name: Greywolf Advisors LLC


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT PRN CALL DSCRETN MANAGERS SOLE       SHARED     NONE
------------------------------ ---------------- --------- ---------- --------- --- ---- ------- -------- ---------- ---------- -----

ALPHA NATURAL RESOURCES INC    COM               02076X102     6,779     65,000 SH        Other     1        65,000
ARBINET THEXCHANGE INC         COM               03875P100     6,013  1,549,839 SH        Other     1     1,549,839
CARMIKE CINEMAS INC            COM               143436400       294     50,000 SH        Other     1        50,000
CHARTER COMMUNICATIONS INC     D CL A            16117M107       105    100,000 SH        Other     1       100,000
COMCAST CORP                   NEW CL A          20030N101       949     50,000 SH        Other     1        50,000
COMMERCIAL METALS CO           COM               201723103     3,159     83,800 SH        Other     1        83,800
CRYSTALLEX INTL CORP           COM               22942F101    12,665 11,409,700 SH        Other     1    11,409,700
DDI CORP                       COM 0.0001 NEW    233162502     7,075  1,177,275 SH        Other     1     1,177,275
GOLD RESV INC                  NOTE 5.500% 6/1   38068NAB4    16,955 30,550,000 PRN       Other     1    30,550,000
HANGER ORTHOPEDIC GROUP INC    COM NEW           41043F208    23,259  1,410,461 SH        Other     1     1,410,461
IBASIS INC                     COM NEW           450732201     6,683  2,037,440 SH        Other     1     2,037,440
IPCS INC                       COM NEW           44980Y305    48,557  1,638,769 SH        Other     1     1,638,769
ISHARES TR                     RUSSELL 2000      464287655     2,970     27,000 SH  PUT   Other     1        27,000
NAVIOS MARITIME HOLDINGS INC   COM               Y62196103    25,859  2,668,615 SH        Other     1     2,668,615
NAVIOS MARITIME HOLDINGS INC   *W EXP 12/09/200  Y62196111     7,227  1,515,000 SH        Other     1     1,515,000
NUCOR CORP                     COM               670346105     5,600     75,000 SH        Other     1        75,000
PARTICLE DRILLING TECHNOLOGI   COM               70212G101     9,304  3,706,964 SH        Other     1     3,706,964
PINNACLE AIRL CORP             NOTE 3.250% 2/1   723443AB3    25,093 38,605,000 PRN       Other     1    38,605,000
PROTECTION ONE INC             COM NEW           743663403     8,356    994,815 SH        Other     1       994,815
SKYWEST INC                    COM               830879102    23,430  1,852,200 SH        Other     1     1,852,200
VONAGE HLDGS CORP              COM               92886T201    20,503 12,351,040 SH        Other     1    12,351,040
